Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (6,365)		¥ (5,052)
Intangible assets, net	1,509	$ 219	2,761
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	7,094		7,033
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780		¥ 780